COMMITMENTS AND CONTINGENCIES (Details) (Screenvision LLC, NCM, LLC, USD $)	0 Months Ended
	May 05, 2014	Mar. 16, 2015	Dec. 31, 2014
Commitments and contingencies line items
Ownership percentage		15.05%	14.96%
Expected
Commitments and contingencies line items
Total transaction value	$ 375,000,000
Termination fee	$ 28,800,000